General Information - Additional Information (Detail)				12 Months Ended
	Jul. 01, 2015	Aug. 06, 2014 $ / shares shares	Apr. 11, 2014 terminal	Dec. 31, 2015 entity $ / shares shares	Dec. 31, 2014 shares
General Information [Line Items]
VTTI Energy Partners LP Formation Date				Apr. 11, 2014
Percentage of portfolio ownership					100.00%
Percentage of voting interest		51.00%		51.00%
Common unit, shares outstanding (in shares)				20,125,000	20,125,000
Subordinated unit, shares outstanding (in shares)				20,125,000	20,125,000
Percentage of economic interest		36.00%
Minimum quarterly distribution per unit (in dollars per share) | $ / shares		$ 0.2625		$ 0.2625
Common units offered		20,125,000
Percentage of limited partner interest		49.00%
Limited partner interest per unit (in dollars per share) | $ / shares		$ 21.00
Percentage of voting control				50.00%
General Partner [Member] | Maximum [Member]
General Information [Line Items]
Partners interest distribution percentage		48.00%
Subsidiary of Common Parent [Member]
General Information [Line Items]
Indirect interest percentage			90.00%
Number of Majority owned operating entities | entity				2
VTTI MLP B.V [Member]
General Information [Line Items]
Indirect interest percentage	42.60%		42.60%	42.60%
Number of terminals owns | terminal			6
Economic interest			100.00%
Percentage of profit shares to general partner		0.72%
Percentage of profit shares		35.28%
Percentage of voting interest		51.00%
Common unit, shares outstanding (in shares)		20,125,000
Subordinated unit, shares outstanding (in shares)		20,125,000
Additional indirect interest percentage	6.60%
VTTI B.V. [Member]
General Information [Line Items]
Economic interest		64.00%	57.40%
MLP Holdings [Member]
General Information [Line Items]
Indirect interest percentage		36.00%
Percentage of portfolio ownership		100.00%
MLP Operating [Member]
General Information [Line Items]
Percentage of portfolio ownership		90.00%
VTTI Energy Partners GP LLC [Member]
General Information [Line Items]
General partner interest in us, percentage		2.00%
Euro Tank Terminal B.V. [Member] | Subsidiary of Common Parent [Member]
General Information [Line Items]
Percentage of economic interest				90.00%
VTTI Furjairah Terminals Ltd. [Member] | Subsidiary of Common Parent [Member]
General Information [Line Items]
Percentage of economic interest				90.00%